Note 5 - Credit Assets, Net of Allowance for Credit Losses (Tables)	3 Months Ended
Jan. 31, 2025
Statement Line Items [Line Items]
Disclosure of loans, net [text block]
(thousands of Canadian dollars)
	January 31	October 31	January 31
	2025	2024	2024

Receivable purchase program	$3,401,328	$3,307,328	$3,078,941
Multi-family residential loans and other	927,978	910,314	886,226
	4,329,306	4,217,642	3,965,167

Allowance for credit losses	(4,233)	(3,303)	(2,386)
Accrued interest	21,675	21,777	21,500

Total credit assets, net of allowance for credit losses	$4,346,748	$4,236,116	$3,984,281

Disclosure of loans by lending asset category [text block]
	As at January 31, 2025				As at October 31, 2024
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Receivable purchase program	$3,388,092	$12,228	$1,008	$3,401,328	$3,294,675	$12,653	$-	$3,307,328
ECL allowance	1,911	4	56	1,971	783	-	-	783
EL %	0.06%	0.03%	5.56%	0.06%	0.02%	0.00%	0.00%	0.02%
Multi-family residential loans and other	$714,442	$213,375	$161	$927,978	$737,125	$173,121	$68	$910,314
ECL allowance	1,772	488	2	2,262	2,213	306	1.00	2,520
EL %	0.25%	0.23%	1.24%	0.24%	0.30%	0.18%	1.47%	0.28%
Total credit assets	$4,102,534	$225,603	$1,169	$4,329,306	$4,031,800	$185,774	$68	$4,217,642
Total ECL allowance	3,683	492	58	4,233	2,996	306	1	3,303
Total EL %	0.09%	0.22%	4.96%	0.10%	0.07%	0.16%	1.47%	0.08%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
(thousands of Canadian dollars)
	Reported	100%		100%		100%
	ECL	Upside		Baseline		Downside

Allowance for expected credit losses	$4,233	$3,574		$3,825		$4,457
Provision (recovery) from reported ECL		(659)		(408)		224
Variance from reported ECL (%)		(16%	)	(10%	)	5%

Disclosure of Reconciliation of changes in allowance account for credit losses of financial assets [text block]
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Receivable purchase program
Balance at beginning of period	$783	$-	$-	$783
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	1,128	4	56	1,188
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	1,128	4	56	1,188
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,911	$4	$56	$1,971

Multi-family residential loans and other
Balance at beginning of period	$2,213	$306	$1	$2,520
Transfer in (out) to Stage 1	(197)	197	-	-
Transfer in (out) to Stage 2	(9)	9	-	-
Transfer in (out) to Stage 3	(1)	-	1	-
Net remeasurement of loss allowance	(172)	8	-	(164)
Credit asset originations	40	(29)	-	11
Derecognitions and maturities	(11)	-	-	(11)
Provision for (recovery of) credit losses	(350)	185	1	(164)
Write-offs	(124)	-	-	(124)
Recoveries	-	-	-	-
FX Impact	33	(3)	-	30
Balance at end of period	$1,772	$488	$2	$2,262

Total balance at end of period	$3,683	$492	$58	$4,233
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Receivable purchase program
Balance at beginning of period	$100	$-	$-	$100
Transfer in (out) to Stage 1	56	(56)	-	-
Transfer in (out) to Stage 2	(124)	124	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	33	(68)	-	(35)
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(35)	-	-	(35)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$65	$-	$-	$65

Multi-family residential loans and other
Balance at beginning of period	$1,845	$568	$-	$2,413
Transfer in (out) to Stage 1	140	(140)	-	-
Transfer in (out) to Stage 2	(109)	109	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(19)	(44)	-	(63)
Credit asset originations	77	-	-	77
Derecognitions and maturities	(89)	(17)	-	(106)
Provision for (recovery of) credit losses	-	(92)	-	(92)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
FX Impact	-	-	-	-
Balance at end of period	$1,845	$476	$-	$2,321

Total balance at end of period	$1,910	$476	$-	$2,386